Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables (Detail) - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	$ 9,642,833
Financial assets ending balance	10,131,324	$ 9,642,833
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(114)	(135)
Adjustments for applying new standards			$ (115)
Provision for impairment loss	(3)		(20)
Reversal of impairment loss	0	21
Financial assets ending balance	(117)	(114)	(135)
Contract assets [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance			(115)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(1,351)	(2,141)
Adjustments for applying new standards			(1,819)
Provision for impairment loss	(269)		(322)
Reversal of impairment loss	0	790
Financial assets ending balance	(1,620)	(1,351)	(2,141)
Accounts receivable including related parties [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance			(1,819)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(18)	(13)
Adjustments for applying new standards			(7)
Provision for impairment loss	0	(5)	(7)
Reversal of impairment loss	8		1
Financial assets ending balance	$ (10)	$ (18)	(13)
Other receivable including related parties [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance			$ (7)